Revenue - Summary of Changes in Deferred Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Movement in Deferred Revenue [Roll Forward]
Balance, beginning of period	$ 23,272
Deferral of revenue	320,587	$ 252,763	$ 333,192	$ 329,410
Recognition of unearned revenue	(236,738)	(248,910)	(309,920)	$ (329,410)
Balance, end of period	$ 107,121	$ 3,853	$ 23,272